Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	$ 4,813
At 31 December	4,748	$ 4,813
At 1 January	(6,759)
Unrealised changes in fair value	(4)	(4)		$ 8
At 31 December	(7,056)	(6,759)
Other financial assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
At 1 January	110	103
Valuation losses recognised in other comprehensive income		(2)
Additions	20	8
Unrealised changes in fair value	0
Repayment and disposals	(4)
Exchange and other adjustments		1
At 31 December	126	110		103
Contingent purchase consideration [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Repayment and disposals	0
At 1 January	(69)	(65)
Additions	0
Unrealised changes in fair value	(4)	(4)	[1]
Exchange and other adjustments		0
At 31 December	(73)	(69)		(65)
Other Payables [Member]
Disclosure of fair value measurement of assets and liabilities [line items]
Repayment and disposals	0
At 1 January	0	(18)
Additions	0
Unrealised changes in fair value	0	18	[1]
Exchange and other adjustments		0
At 31 December	$ 0	$ 0		$ (18)

[1]	The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and was presented as an exceptional item (see note [6]).